UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21079

 NAME OF REGISTRANT:                     Trust for Advisor Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gregory C. Bakken
                                         Trust for Advisor Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-4711

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Hatteras Alpha Hedged Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 NATIXIS ASSET MANAGEMENT                                                                    Agenda Number:  934690214
--------------------------------------------------------------------------------------------------------------------------
        Security:  63872T620
    Meeting Type:  Special
    Meeting Date:  04-Dec-2017
          Ticker:  LASYX
            ISIN:  US63872T6203
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       KEVIN CHARLESTON                                          Mgmt          For                            For
       KENNETH A. DRUCKER                                        Mgmt          For                            For
       EDMOND J. ENGLISH                                         Mgmt          For                            For
       DAVID L. GIUNTA                                           Mgmt          For                            For
       RICHARD A. GOGLIA                                         Mgmt          For                            For
       WENDELL J. KNOX                                           Mgmt          For                            For
       MARTIN T. MEEHAN                                          Mgmt          For                            For
       MAUREEN B. MITCHELL                                       Mgmt          For                            For
       SANDRA O. MOOSE                                           Mgmt          For                            For
       JAMES P. PALERMO                                          Mgmt          For                            For
       ERIK R. SIRRI                                             Mgmt          For                            For
       PETER J. SMAIL                                            Mgmt          For                            For
       CYNTHIA L. WALKER                                         Mgmt          For                            For



Hatteras Disciplined Opportunity Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advisor Solutions
By (Signature)       /s/ Gregory C. Bakken
Name                 Gregory C. Bakken
Title                President
Date                 08/10/2018